The 2023 ETF Series Trust

234 West Florida Street, Suite 203

Milwaukee, WI 53204

December 15, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”)
File Nos. 333-272579, 811-23883

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Transamerica Bond Active ETF and the Transamerica Large Value Active ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information, each dated December 10, 2025, that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on December 10, 2025.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey

Jonathan R. Massey

SVP of Legal Services

Tidal Investments LLC